COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 Alma Lasers [Member] USD ($)	Aug. 28, 2009 Dr. Steven Bengelsdorf [Member] USD ($)	Feb. 21, 2011 Laser Photoaesthetic Ltd. [Member] EUR (€)	Jan. 14, 2010 Care Medical Services Ltd. [Member] USD ($)	Apr. 30, 2010 Aesthetica Medical Center (Eilat) Ltd. [Member] USD ($)	Oct. 31, 2011 Eagle Medical Systems Pvt Ltd [Member] USD ($)	Oct. 31, 2011 Eagle Medical Systems Pvt Ltd [Member] INR	Dec. 31, 2012 Facilities [Member] USD ($)	Dec. 31, 2012 Legal Proceedings [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Long-term commitments
Long-term purchase commitment, annual payment	$ 1,350,000
Long-term purchase commitment, time period of commitment (in years)	8 years
Long-term purchase commitment, start date	2005-05
Long-term purchase commitment, end date	2013-04
Guarantees
Principal amount of guarantees and letter of credit	3,368,000										2,812,000	148,000
Royalty payments
Percentage rate of royalty commitments for various licensing agreements													2.00%	7.50%
Percentage rate of royalty commitments owed to the Office of the Chief Scientist ('OCS')													3.00%	5.00%
Royalty expenses	2,232,000	2,133,000	2,999,000
Accrued royalty commitments not yet paid		4,470,000	4,470,000
Legal matters
Gain (loss) related to litigation settlement				6,500,000
Possible loss from litigation matter					$ 800,000	€ 1,235,000	$ 75,000	$ 720,000	$ 400,000	20,000,000